Goodwill and Other Intangible Assets, Net - Estimated Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2018	$ 379
2019	279
2020	219
2021	172
2022	136
Thereafter	192
Net Carrying Value	$ 1,377	$ 9,212